Average Annual Total Returns - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - FidelityLimitedTermMunicipalIncomeFund-RetailPRO - Fidelity Limited Term Municipal Income Fund	Mar. 01, 2024
Fidelity Limited Term Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.84%
Past 5 years	1.40%
Past 10 years	1.35%
Fidelity Limited Term Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.84%
Past 5 years	1.38%
Past 10 years	1.33%
Fidelity Limited Term Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.98%
Past 5 years	1.43%
Past 10 years	1.40%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
LB086
Average Annual Return:
Past 1 year	3.76%
Past 5 years	1.51%
Past 10 years	1.44%